T. ROWE PRICE Small-Cap Stock Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.4%
COMMUNICATION SERVICES  1.8%
Diversified Telecommunication Services  0.7%
GCI Liberty, Class C (1) 114,827 4,273
Uniti Group (1) 5,276,807 49,496
53,769
Entertainment  1.1%
Atlanta Braves Holdings, Class C (1) 679,165 29,000
Madison Square Garden Sports (1) 191,781 61,639
90,639
Interactive Media & Services  0.0%
Reddit, Class A (1) 16,744 2,255
2,255
Total Communication Services 146,663
CONSUMER DISCRETIONARY  7.7%
Automobile Components  0.1%
Patrick Industries  86,576 9,616
9,616
Broadline Retail  0.2%
Savers Value Village (1) 2,549,473 18,968
18,968
Diversified Consumer Services  2.9%
Liberty Live Holdings, Class C (1) 2,238,235 210,640
Service Corp. International  320,743 26,465
237,105
Hotels, Restaurants & Leisure  2.6%
Cava Group (1) 26,473 2,142
Dutch Bros, Class A (1) 440,814 22,331
Life Time Group Holdings (1) 1,073,781 28,927
Planet Fitness, Class A (1) 1,583,220 117,760
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 9,387
Wingstop  171,786 26,622
207,169

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Durables  0.3%
Installed Building Products  93,750 24,858
24,858
Specialty Retail  0.9%
Boot Barn Holdings (1) 87,767 12,846
Burlington Stores (1) 81,926 26,657
Floor & Decor Holdings, Class A (1) 460,094 23,373
Urban Outfitters (1) 173,221 10,973
73,849
Textiles, Apparel & Luxury Goods  0.7%
Birkenstock Holding (1) 1,118,999 40,094
Kontoor Brands  236,434 16,619
56,713
Total Consumer Discretionary 628,278
CONSUMER STAPLES  0.9%
Consumer Staples Distribution & Retail  0.9%
BJ's Wholesale Club Holdings (1) 292,740 28,811
Grocery Outlet Holding (1) 4,647,815 32,767
PriceSmart  70,176 10,562
72,140
Food Products  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $10,490 (1)(2)(5) 568,149 —
—
Total Consumer Staples 72,140
ENERGY  6.7%
Energy Equipment & Services  2.5%
Cactus, Class A  377,395 17,877
Liberty Energy  431,300 12,422
National Energy Services Reunited (1) 1,221,300 26,221
Noble  348,014 17,077
TechnipFMC  1,033,356 71,436
WaterBridge Infrastructure, Class A  960,441 25,730

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Weatherford International  300,039 28,378
199,141
Oil, Gas & Consumable Fuels  4.2%
California Resources  279,887 19,374
Cenovus Energy (CAD)  2,925,564 77,645
Denison Mines (CAD) (1) 3,438,186 12,185
Golar LNG  1,523,374 82,430
Magnolia Oil & Gas, Class A  514,900 16,255
PBF Energy, Class A  234,139 11,150
PrairieSky Royalty (CAD)  1,377,688 31,889
Range Resources  552,326 24,954
Topaz Energy (CAD)  1,387,895 30,849
Viper Energy, Class A  737,080 34,635
341,366
Total Energy 540,507
FINANCIALS  16.2%
Banks  9.0%
Atlantic Union Bankshares  986,912 35,272
Banc of California  2,966,772 52,156
Columbia Banking System  2,186,687 59,981
CRB Group, Acquisition Date: 1/28/22 - 1/15/26,
Cost $25,498 (1)(2)(5) 253,034 26,604
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (1)(2)(5) 46,567 —
Dime Community Bancshares  886,146 29,969
East West Bancorp  378,789 40,440
Eastern Bankshares  3,168,566 61,977
Equity Bancshares, Class A  662,704 29,431
FB Financial  677,296 35,179
Five Star Bancorp  888,813 33,526
Flagstar Bank  2,442,993 32,174
Home BancShares  955,621 25,735
Kearny Financial  1,196,877 9,036
Live Oak Bancshares  966,686 31,968
OceanFirst Financial  969,036 17,481
Pinnacle Financial Partners  420,628 36,233

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prosperity Bancshares  596,511 40,074
SOUTHSTATE BANK  665,357 61,559
Texas Capital Bancshares (1) 626,426 59,435
USCB Financial Holdings  590,122 10,941
729,171
Capital Markets  3.3%
Cboe Global Markets  142,438 40,035
Hamilton Lane, Class A  218,964 21,765
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $11,753 (1)
(2)(5) 839,506 14,272
Marex Group  150,100 6,691
Miami International Holdings (1) 1,408,404 54,815
StoneX Group (1) 695,957 56,129
TMX Group (CAD)  2,157,840 76,520
270,227
Financial Services  2.0%
HA Sustainable Infrastructure Capital  830,115 30,507
Marqeta, Class A (1) 8,394,904 34,251
PennyMac Financial Services  816,818 71,390
Rocket, Class A (1) 1,653,429 23,561
159,709
Insurance  1.9%
Definity Financial (CAD)  682,395 32,126
Goosehead Insurance, Class A (1) 264,805 11,297
Hagerty, Class A (1) 1,324,676 13,949
Neptune Insurance Holdings, Class A (1) 1,450,549 35,089
RLI  265,206 15,127
Root, Class A (1) 263,503 11,639
TWFG (1) 531,504 9,774
White Mountains Insurance Group  11,974 26,306
155,307
Total Financials 1,314,414
HEALTH CARE  19.7%
Biotechnology  11.2%
Aktis Oncology (1) 677,311 12,117

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alkermes (1) 395,900 13,999
Avalo Therapeutics (1) 678,823 10,135
Bicara Therapeutics (1) 2,181,694 43,394
Black Diamond Therapeutics (1) 2,646,444 5,637
CG oncology (1) 305,124 20,651
Cytokinetics (1) 1,072,574 70,693
Denali Therapeutics (1) 2,330,622 44,748
Dianthus Therapeutics (1) 499,304 41,902
Dyne Therapeutics (1) 7,012,202 127,131
Erasca (1) 2,547,359 41,216
Immatics (1) 5,250,156 51,662
Immunocore Holdings, ADR (1) 412,730 12,444
Immunome (1)(3) 5,764,704 126,074
Immunovant (1) 1,315,360 32,674
Ionis Pharmaceuticals (1) 14,454 1,085
Kodiak Sciences (1) 180,883 6,895
Kymera Therapeutics (1) 790,951 65,878
MapLight Therapeutics (1) 625,724 12,721
Nuvalent, Class A (1) 400,925 41,075
Perceptive Capital Solutions SPAC/Freenome Holdings PIPE,
Acquisition Date: 12/5/25, Cost $11,339 (1)(5)(6) 1,133,948 11,196
Praxis Precision Medicines (1) 68,801 22,167
Prime Medicine (1) 1,221,196 4,250
Shattuck Labs (1) 2,023,227 13,009
Travere Therapeutics (1) 230,100 6,836
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (1)(2)(5) 143,009 1,042
Vaxcyte (1) 692,942 40,267
Xenon Pharmaceuticals (1) 356,478 20,729
901,627
Health Care Equipment & Supplies  0.9%
iRadimed  52,838 5,086
Neogen (1) 2,667,794 24,784
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)
(2)(5) 3,701,604 1,148
PROCEPT BioRobotics (1) 1,319,550 33,002

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
QuidelOrtho (1) 564,595 9,276
73,296
Health Care Providers & Services  3.9%
Alignment Healthcare (1) 4,125,427 72,690
BrightSpring Health Services (1) 2,428,172 103,465
Ensign Group  156,189 31,472
Guardant Health (1) 341,000 31,498
Guardian Pharmacy Services, Class A (1) 341,484 12,860
Molina Healthcare (1) 143,848 19,175
Oscar Health, Class A (1) 2,567,568 29,450
Surgery Partners (1) 861,921 10,274
310,884
Life Sciences Tools & Services  2.5%
BioLife Solutions (1)(3) 2,562,102 48,885
Bio-Techne  507,369 26,515
Personalis (1) 1,332,564 8,488
Repligen (1) 544,212 64,119
Sotera Health (1) 2,393,231 34,319
Stevanato Group  1,314,386 18,073
200,399
Pharmaceuticals  1.2%
Axsome Therapeutics (1) 4,292 725
Elanco Animal Health (1) 4,148,828 99,282
100,007
Total Health Care 1,586,213
INDUSTRIALS & BUSINESS SERVICES  20.4%
Aerospace & Defense  4.3%
Beta Technologies, Class A (1) 961,775 14,138
Karman Holdings (1) 282,524 22,616
Kratos Defense & Security Solutions (1) 339,988 23,972
Leonardo DRS  190,920 8,500
Loar Holdings (1) 1,551,002 88,857
Mercury Systems (1) 436,605 31,833

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VSE  859,800 158,547
348,463
Building Products  1.4%
AZZ  482,268 60,346
CSW Industrials  116,450 30,345
Modine Manufacturing (1) 72,300 15,668
Simpson Manufacturing  48,071 8,250
114,609
Commercial Services & Supplies  1.9%
Casella Waste Systems, Class A (1) 542,717 43,059
Clean Harbors (1) 170,994 49,029
MSA Safety  146,690 24,050
Secure Waste Infrastructure (CAD)  2,250,391 35,315
151,453
Construction & Engineering  2.6%
API Group (1) 2,380,568 96,460
Arcosa  564,479 59,914
MYR Group (1) 79,760 22,518
WillScot Holdings  1,570,966 27,272
206,164
Ground Transportation  0.3%
Saia (1) 75,546 26,538
26,538
Machinery  7.3%
Alliance Laundry Holdings (1) 511,281 10,604
Atmus Filtration Technologies  709,198 40,261
CECO Environmental (1) 694,405 41,373
Enpro  164,119 41,136
Esab  1,083,247 104,707
ESCO Technologies  73,232 20,605
Federal Signal  167,226 18,084
Flowserve  242,219 17,806
Graco  255,312 21,612
JBT Marel  471,430 60,282

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middleby (1) 232,548 30,831
RBC Bearings (1) 180,666 98,123
Spirax Group (GBP)  282,278 25,324
SPX Technologies (1) 136,268 27,245
Standex International  60,734 15,479
Weir Group (GBP)  430,960 16,162
589,634
Professional Services  0.5%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)
(5) 568,563 4,611
UL Solutions, Class A  435,714 37,345
41,956
Trading Companies & Distributors  2.1%
Diploma (GBP)  335,825 26,813
Finning International (CAD)  373,562 23,116
QXO (1) 2,901,566 56,348
SiteOne Landscape Supply (1) 460,600 61,311
167,588
Total Industrials & Business Services 1,646,405
INFORMATION TECHNOLOGY  11.4%
Communications Equipment  0.5%
Applied Optoelectronics (1) 159,286 13,474
Filtronic (GBP) (1) 1,643,172 4,178
Viavi Solutions (1) 611,600 20,354
38,006
Electronic Equipment, Instruments & Components  3.4%
Advanced Energy Industries  84,933 27,409
Bel Fuse, Class B  177,141 35,070
Belden  112,300 12,895
Fabrinet (1) 100,112 52,211
Littelfuse  80,814 27,424
Mirion Technologies (1) 4,676,717 86,940
Teledyne Technologies (1) 50,746 30,702
272,651

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  5.5%
Ambarella (1) 114,373 5,887
Entegris  659,380 77,306
FormFactor (1) 219,700 21,309
Impinj (1) 128,644 13,212
Lattice Semiconductor (1) 1,854,129 171,989
MACOM Technology Solutions Holdings (1) 339,446 75,381
Onto Innovation (1) 133,011 27,276
Rambus (1) 359,121 30,895
SiTime (1) 63,869 22,057
445,312
Software  1.7%
Aurora Innovation (1) 8,070,343 33,250
Cellebrite DI (1) 1,484,821 20,461
InterDigital  238,022 71,882
PAR Technology (1) 708,006 9,438
135,031
Technology Hardware, Storage & Peripherals  0.3%
GPGI  1,242,768 21,251
IonQ (1) 11,207 323
21,574
Total Information Technology 912,574
MATERIALS  3.8%
Chemicals  0.9%
Element Solutions  2,203,762 75,236
75,236
Construction Materials  0.6%
Knife River (1) 329,438 26,899
United States Lime & Minerals  144,491 18,872
45,771
Containers & Packaging  0.3%
International Paper  723,727 25,837
25,837

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining  1.8%
Capstone Copper (CAD) (1) 2,718,534 20,500
Guardian Metal Resources, ADR (1) 269,183 4,705
OR Royalties  2,317,670 88,118
Royal Gold  2,304 587
Warrior Met Coal  293,455 27,335
141,245
Paper & Forest Products  0.2%
Louisiana-Pacific  228,376 16,614
16,614
Total Materials 304,703
REAL ESTATE  3.8%
Health Care Real Estate Investment Trusts  0.8%
CareTrust REIT, REIT  1,725,685 63,246
63,246
Industrial Real Estate Investment Trusts  0.8%
EastGroup Properties, REIT  125,816 23,287
Terreno Realty, REIT  648,948 39,859
63,146
Residential Real Estate Investment Trusts  0.6%
Flagship Communities REIT (3) 1,321,341 25,700
Independence Realty Trust, REIT  1,489,196 22,174
47,874
Retail Real Estate Investment Trusts  1.2%
Curbline Properties, REIT  3,053,994 78,762
Macerich, REIT  752,853 14,229
92,991
Specialized Real Estate Investment Trusts  0.4%
CubeSmart, REIT  684,253 25,078
Fermi (1) 1,122,100 6,553
31,631
Total Real Estate 298,888

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  2.9%
Electric Utilities  1.3%
IDACORP  437,375 62,532
OGE Energy  967,710 46,411
108,943
Gas Utilities  0.9%
Chesapeake Utilities  570,929 72,148
72,148
Water Utilities  0.7%
California Water Service Group  731,103 33,148
Middlesex Water  383,694 19,972
53,120
Total Utilities 234,211
Total Miscellaneous Common Stocks  1.1% (7) 86,978
Total Common Stocks (Cost $6,104,741) 7,771,974
CONVERTIBLE BONDS  0.1%
HEALTH CARE  0.1%
Life Sciences Tools & Services  0.1%
Alamar Biosciences, 0.00%, 7/8/27, Acquisition Date: 1/8/26,
Cost $8,999 (1)(2)(5) 8,999,348 8,999
Total Health Care 8,999
Total Convertible Bonds (Cost $8,999) 8,999
CONVERTIBLE PREFERRED STOCKS  3.5%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813 (1)
(2)(3)(4)(5) 758,455 1,926
1,926

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)
(5) 1,848,191 1,571
1,571
Total Consumer Discretionary 3,497
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3,841 (1)(2)(5) 208,032 —
Total Consumer Staples —
HEALTH CARE  0.9%
Biotechnology  0.3%
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $8,232 (1)
(2)(5) 385,333 8,233
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $8,197 (1)(2)(5) 2,483,812 8,197
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $8,209 (1)(2)(5) 953,390 6,947
23,377
Health Care Equipment & Supplies  0.2%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)
(2)(5) 5,330,753 4,411
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $5,246 (1)
(2)(5) 10,806,506 6,994
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $4,351 (1)
(2)(5) 6,722,576 4,351
15,756
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(5) 3,902,227 1,171
1,171
Life Sciences Tools & Services  0.4%
Cellares, Series D, Acquisition Date: 12/12/25, Cost $9,058 (1)
(2)(3)(5) 755,640 9,058
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(2)
(5) 403,512 7,082
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $5,808 (1)(2)(5) 553,678 1,661
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(2)(5) 497,323 10,876

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(5) 261,906 5,728
34,405
Total Health Care 74,709
INDUSTRIALS & BUSINESS SERVICES  0.9%
Aerospace & Defense  0.4%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(5) 148,209 33
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)
(2)(5) 2,061,623 7,463
Epirus, Series D, Acquisition Date: 1/21/25, Cost $1,132 (1)(2)
(5) 408,092 1,477
VSE, 5.75%, 2/1/29  462,418 23,260
32,233
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)
(5) 420,147 1,227
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(2)(5) 148,715 553
1,780
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)
(2)(5) 269,870 173
173
Machinery  0.3%
Esab PIPE, Series A, Acquisition Date: 2/2/26, Cost $22,415 (1)
(2)(5)(6) 22,415 22,415
22,415
Professional Services  0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)
(5) 852,879 6,917
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)
(5) 1,176,033 9,537
16,454
Total Industrials & Business Services 73,055
INFORMATION TECHNOLOGY  1.1%
Electronic Equipment, Instruments & Components  0.4%
Novanta, 6.50%, 11/1/28  531,564 28,513
28,513

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(5) 293,317 123
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)
(2)(5) 95,996 40
163
Semiconductors & Semiconductor Equipment  0.4%
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $9,108 (1)(2)(5) 113,529 9,676
Sifive, Series G, Acquisition Date: 3/2/26, Cost $22,400 (1)(2)
(5) 2,567,574 22,400
32,076
Software  0.3%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(5) 886,735 13,390
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(2)
(5) 261,432 3,997
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(2)(5) 1,068,639 2,511
19,898
Total Information Technology 80,650
MATERIALS  0.6%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(5) 149,321 7,029
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)
(2)(5) 237,759 2,582
9,611
Metals & Mining  0.5%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(2)(5) 214,677 24,175
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $9,035 (1)(2)(5) 106,359 11,977
36,152
Total Materials 45,763
Total Convertible Preferred Stocks (Cost $320,474) 277,674

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 3.71% (3)(8) 51,226,546 51,227
Total Short-Term Investments (Cost $51,227) 51,227
Total Investments in Securities  100.6%
(Cost $6,485,441) $ 8,109,874
Other Assets Less Liabilities (0.6)% (44,512)
Net Assets 100.0% $ 8,065,362
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Affiliated Companies
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $303,160 and represents 3.8% of net assets.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at March 31, 2026, were $33,754 and were valued at $33,611
(0.4% of net assets).
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
BioLife Solutions  $ 10 $ (11,274) $ —
Cellares, Series D  — — —
Flagship Communities REIT  11 (738) 184
Immunome  126 2,742 —
PAR Technology  (34,979) (2,008) —
Torchys Holdings  — (638) —
Torchys Holdings, Class A  — (3,669) —
TWFG  (3,719) (5,322) —
T. Rowe Price Government Reserve Fund,
3.71% — — 350
Totals $ (38,551)# $ (20,907) $ 534+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
BioLife Solutions  $ * $ 7,495 $ 69 $ 48,885
Cellares, Series D  * — — 9,058
Flagship Communities REIT  26,467 — 29 25,700
Immunome  * 13,248 60 126,074
PAR Technology  74,698 922 64,174 *
Torchys Holdings  2,564 — — 1,926
Torchys Holdings, Class A  13,056 — — 9,387
TWFG  25,572 — 10,476 *
T. Rowe Price Government
Reserve Fund, 3.71% 28,496  ¤  ¤ 51,227
Total $ 272,257^

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $534 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $265,631.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Stock Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Small-Cap Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(6,814,000) for the period ended March 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,279,202 $ 435,708 $ 57,064 $ 7,771,974
Convertible Bonds — — 8,999 8,999
Convertible Preferred Stocks 51,773 — 225,901 277,674
Short-Term Investments 51,227 — — 51,227
Total $ 7,382,202 $ 435,708 $ 291,964 $ 8,109,874
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 37,537 $ (1,599) $ 21,126 $ — $ 57,064
Convertible Bonds — — 8,999 — 8,999
Convertible Preferred Stocks 195,376 (5,215) 44,815 (9,075) 225,901
Total $ 232,913 $ (6,814) $ 74,940 $ (9,075) $ 291,964

T. ROWE PRICE Small-Cap Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 57,064 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x
- 3.3x
2.9x Increase
Sales growth
rate
17% 17% Increase
Enterprise
value to gross
profit multiple
4.9x
- 5.6x
5.3x Increase
Gross profit
growth rate
17% 17% Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$8,999 Recent
comparable
transaction
price(s)
-# -# -# -#
Convertible
Preferred
Stocks
$225,901 Recent
comparable
transaction
price(s)
-# -# -# -#
Private
company
valuation
-# -# -#

T. ROWE PRICE Small-Cap Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
-# -# -#
Premium to
public company
multiples
1%
- 79%
31% Increase
Probability
for potential
outcome
10%
- 70%
33% Increase
Enterprise
value to sales
multiple
1.5x
- 30.7x
9.7x Increase
Sales growth
rate
17%
- 127%
54% Increase
Enterprise
value to gross
profit multiple
2.6x
- 32.3x
16.6x Increase
Gross profit
growth rate
17%
- 116%
49% Increase
Enterprise
value to
EBITDA
multiple
10.2x
- 10.3x
10.3x Increase
EBITDA growth
rate
2% 2% Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Rate of return 29%
- 35%
32% Decrease
Cost of capital 20%
- 38%
26% Decrease

T. ROWE PRICE Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount to
public company
multiples
20%
- 40%
27% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% - 5% 5% Increase
Volatility 45%
- 58%
55% Increase

T. ROWE PRICE Small-Cap Stock Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F65-054Q1 03/26